NOTE 9. SEGMENT REPORTING	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
NOTE 9. SEGMENT REPORTING

The Company follows paragraph 280 of the FASB Accounting Standards Codification for disclosures about segment reporting. This Statement requires companies to report information about operating segments in interim and annual financial statements. It also requires segment disclosures about products and services, geographic areas, and major customers. The Company determined that it did not have any separately reportable operating segments as of June 30, 2012 and 2011.